Form N-1A Cover	Nov. 30, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VANGUARD NEW YORK TAX-FREE FUNDS
Entity Central Index Key	0000788599
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Prospectus Date	May 20, 2025